Earnings Per Common Share (Impact Of Company's Stock Price On Assuming Dilution Calculation For The Subordinated Convertible Notes) (Detail) (Subordinated Convertible Notes Due 2029 [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 28, 2014		Dec. 31, 2013
Share Price			$ 36.75
$36.75 [Member]
Share Price	$ 36.75		$ 36.75
Incremental common shares attributable to contingently issuable shares	0		0
$36.75 [Member] | Total Treasury Method Incremental Shares [Member]
Incremental common shares attributable to contingently issuable shares	0	[1]	0	[2]
$38.75 [Member]
Share Price	$ 38.75		$ 38.75
Incremental common shares attributable to contingently issuable shares	603,152		603,152
$38.75 [Member] | Total Treasury Method Incremental Shares [Member]
Incremental common shares attributable to contingently issuable shares	603,152	[1]	603,152	[2]
$40.75 [Member]
Share Price	$ 40.75		$ 40.75
Incremental common shares attributable to contingently issuable shares	1,147,099		1,147,099
$40.75 [Member] | Total Treasury Method Incremental Shares [Member]
Incremental common shares attributable to contingently issuable shares	1,147,099	[1]	1,147,099	[2]
$42.75 [Member]
Share Price	$ 42.75		$ 42.75
Incremental common shares attributable to contingently issuable shares	1,640,151		1,640,151
$42.75 [Member] | Total Treasury Method Incremental Shares [Member]
Incremental common shares attributable to contingently issuable shares	1,640,151	[1]	1,640,151	[2]
$44.75 [Member]
Share Price	$ 44.75		$ 44.75
Incremental common shares attributable to contingently issuable shares	2,089,131		2,089,131
$44.75 [Member] | Total Treasury Method Incremental Shares [Member]
Incremental common shares attributable to contingently issuable shares	2,089,131	[1]	2,089,131	[2]

[1]	Represents the number of incremental shares that must be included in the calculation of fully diluted shares under GAAP.
[2]	Represents the number of incremental shares that must be included in the calculation of fully diluted shares under U.S. GAAP.